Borrowings - Summary of Long-term Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.99%	0.96%
Borrowings maturity	February 2020
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	0.96%
Borrowings maturity	March 2020
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.98%
Borrowings maturity	January 2020